TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade and other accounts receivable [Abstract]
Trade accounts receivable	$ 785,952	$ 532,106
Other accounts receivable	209,925	194,454
Total trade and other accounts receivable	995,877	726,560
Less: Expected credit loss	(81,004)	(122,193)
Total net trade and accounts receivable	914,873	604,367
Less: non-current portion – accounts receivable	(12,201)	(4,986)
Trade and other accounts receivable, current	$ 902,672	$ 599,381